Schedule of Accounts Receivable (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Accounts Receivable Net
Accounts receivable	$ 2,665,228	$ 3,601,659	$ 2,844,356
Less: allowance for credit loss	(4,566)	(6,170)	(6,170)
Accounts receivable, net	$ 2,660,662	$ 3,595,489	$ 2,838,186